Commitment (Tables)	6 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitment
Office Rental	For the year ended September 30,
2021	$73,701
2022	73,701
2023	73,701
2024	73,701
2025	73,701
Thereafter	165,827
Total	$534,332